Schedule of Disaggregated Information of Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Revenues	$ 3,163,432	$ 2,030,855	$ 863,228
Interest Income And Others [Member]
Product Information [Line Items]
Revenues	386	19,657	2,146
Transferred at Point in Time [Member] | Fintech Services Fees - Blockchain [Member]
Product Information [Line Items]
Revenues	23,177	58,902
Transferred at Point in Time [Member] | Project Research Fees [Member]
Product Information [Line Items]
Revenues	64,148		428,991
Transferred at Point in Time [Member] | Investment Brokerage Fees [Member]
Product Information [Line Items]
Revenues		512,046	288,548
Transferred at Point in Time [Member] | Project Brokerage Fees [Member]
Product Information [Line Items]
Revenues			76,606
Transferred over Time [Member] | Administrative Fees Expense [Member]
Product Information [Line Items]
Revenues	50,446	67,113	66,937
Transferred over Time [Member] | Fintech Fervice Fees Algorithm And Big Data [Member]
Product Information [Line Items]
Revenues	3,025,275	1,373,137
Third Parties [Member]
Product Information [Line Items]
Revenues	3,112,986	1,963,742	732,453
Third Parties [Member] | Interest Income And Others [Member]
Product Information [Line Items]
Revenues	386	19,657	2,146
Third Parties [Member] | Transferred at Point in Time [Member] | Fintech Services Fees - Blockchain [Member]
Product Information [Line Items]
Revenues	23,177	58,902
Third Parties [Member] | Transferred at Point in Time [Member] | Project Research Fees [Member]
Product Information [Line Items]
Revenues	64,148		365,153
Third Parties [Member] | Transferred at Point in Time [Member] | Investment Brokerage Fees [Member]
Product Information [Line Items]
Revenues		512,046	288,548
Third Parties [Member] | Transferred at Point in Time [Member] | Project Brokerage Fees [Member]
Product Information [Line Items]
Revenues			76,606
Third Parties [Member] | Transferred over Time [Member] | Administrative Fees Expense [Member]
Product Information [Line Items]
Revenues
Third Parties [Member] | Transferred over Time [Member] | Fintech Fervice Fees Algorithm And Big Data [Member]
Product Information [Line Items]
Revenues	3,025,275	1,373,137
Related Party [Member]
Product Information [Line Items]
Revenues	50,446	67,113	130,775
Related Party [Member] | Interest Income And Others [Member]
Product Information [Line Items]
Revenues
Related Party [Member] | Transferred at Point in Time [Member] | Fintech Services Fees - Blockchain [Member]
Product Information [Line Items]
Revenues
Related Party [Member] | Transferred at Point in Time [Member] | Project Research Fees [Member]
Product Information [Line Items]
Revenues			63,838
Related Party [Member] | Transferred at Point in Time [Member] | Investment Brokerage Fees [Member]
Product Information [Line Items]
Revenues
Related Party [Member] | Transferred at Point in Time [Member] | Project Brokerage Fees [Member]
Product Information [Line Items]
Revenues
Related Party [Member] | Transferred over Time [Member] | Administrative Fees Expense [Member]
Product Information [Line Items]
Revenues	50,446	67,113	$ 66,937
Related Party [Member] | Transferred over Time [Member] | Fintech Fervice Fees Algorithm And Big Data [Member]
Product Information [Line Items]
Revenues